Financial instruments and financial risk management (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 21,832	$ 23,878	$ 42,145
Trade receivables	19,199	20,613
Total Financial assets	41,031	44,491
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	21,832	23,878
Trade receivables	19,199	20,613
Total Financial assets	$ 41,031	$ 44,491